Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of components of Debt
	December 31, 2021	December 31, 2020
Convertible Note due 2024, current portion(a)	16,559	—
Herbal Brands Loan due May 2023, current portion(d)	470	880
Other loans and borrowings, current portion	479	—
Total debt, current portion	$17,508	$880
Convertible Note due 2024	1,140	—
Series D Convertible Note due March 2022(b)(c)	—	27,142
Herbal Brands Loan due May 2023(e)	4,760	5,191
Other loans and borrowings	1,687	630
Total debt, long term	$7,587	$32,963
Ending balance	$25,095	$33,843

(a)      Convertible Note, current portion reflects, net of debt discount and debt issuance costs of $2,197 in 2021.

(b)      Series D Convertible note, non current reflects, net of debt issuance costs of $741 in 2020.

(c)      During the year ended December 31, 2021, the Company wrote off $483 of unamortized debt financing cost related to the repayment of its Series D Convertible Note due March 2022.

(d)      The Company reclassified $880 current portion of Herbal Brands Loan, reported in previous period in long term debt, to conform to the current period presentation.

(e)      Herbal Brand’s Loan, non current reflects debt issuance amortization of $410 in 2021.